Share-based payments - Overview (Details) € / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended												12 Months Ended
	Dec. 31, 2021 EquityInstruments Y € / shares	Dec. 31, 2021 EquityInstruments Y $ / shares € / shares	Oct. 31, 2021 EquityInstruments $ / shares € / shares	Jul. 31, 2021 EquityInstruments $ / shares € / shares	Apr. 30, 2021 EquityInstruments Y $ / shares € / shares	Dec. 31, 2020 EquityInstruments $ / shares € / shares	Oct. 31, 2020 EUR (€) Y EquityInstruments € / shares $ / shares	Jun. 30, 2020 EquityInstruments $ / shares € / shares	Apr. 30, 2020 EquityInstruments $ / shares € / shares	Dec. 31, 2019 EquityInstruments Y $ / shares	Nov. 30, 2019 Y EquityInstruments $ / shares	Jun. 30, 2019 Y EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	389,588	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	921,885	19,800	423,487	882,584	1,797,652	1,365,172
Average fair value per share option											$ 64.81	$ 71.28
Share price | (per share)	€ 351.73										142.00	138.40
Exercise price | (per share)	€ 349.92	€ 349.92	€ 301.02	€ 303.16	€ 275.33	€ 303.83	€ 245.69	€ 240.70	€ 146.68	$ 152.50	$ 127.49	$ 127.49			$ 152.50
Expected volatility											44.14%	45.25%
Expected option life (in years) | Y					4						6.50	8.59
Risk-free interest rate											(0.05%)	0.07%
Number of share options outstanding in share-based payment arrangement | EquityInstruments						5,365,743				4,358,069					4,358,069	5,619,113	3,536,651
Total share based payment expense | $													$ 179.4	$ 96.9	$ 44.2
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option		€ 145.35	€ 101.53	€ 131.65	€ 98.96	€ 101.23		€ 83.46	€ 76.46	$ 46.51
Share price			€ 286.52	€ 300.78	€ 248.9	€ 273.15	€ 256.46	€ 224.80	€ 155.23	$ 146.15
Expected volatility	43.57%	43.57%	46.01%	45.58%	54.24%	46.80%	44.17%	43.46%	44.44%	43.80%
Expected option life (in years) | Y	6.15	6.15					4			4
Risk-free interest rate	0.03%	0.03%	(0.18%)	(0.41%)	(0.41%)	(0.51%)	(0.51%)	(0.43%)	(0.32%)	(0.57%)
Time period for beneficiaries to choose contractual term	5 years	5 years											5 years
Total fair value of grant							€ 91.10									$ 45.0
Share options granted (as a percent)	100.00%	100.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value per share option		€ 149.09	€ 131.80	€ 159.13	€ 154.88	€ 229.20		€ 129.64	€ 148.03	$ 74.58
Share price			€ 304.5	€ 340.95	€ 283.67	€ 383.10	€ 293.52	€ 281.25	€ 252.29	$ 169.30
Expected volatility	43.58%	43.58%	48.46%	47.96%	60.08%	59.94%	52.71%	52.19%	64.77%	44.11%
Expected option life (in years) | Y	6.50	6.50					6.68			6.5
Risk-free interest rate	0.05%	0.05%	(0.05%)	(0.17%)	(0.08%)	(0.28%)	(0.34%)	(0.28%)	(0.18%)	(0.24%)
Time period for beneficiaries to choose contractual term	10 years	10 years											10 years
Total fair value of grant							€ 156.68									$ 57.1
Share options granted (as a percent)	100.00%	100.00%